Product Warranties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 customer	Dec. 31, 2010
Product Warranties
Number of customer warranty field campaigns related to which the entity recorded additional accruals	2
Product warranty activity
Product warranty liability-beginning of period	$ 4,501	$ 3,341
Accruals for new warranties issued (warranty expense)	10,629	1,924
Accruals for preexisting warranties (warranty expense)	6,148
Payments made (in cash or in kind)	(3,751)	(764)
Product warranty liability-end of period	17,527	4,501
Less amounts classified as current	9,275	2,988
Long-term warranty liability	$ 8,252	$ 1,513